Long-Term Debt (Summary of long-term debt) (Details) - CAD ($) $ in Millions		Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2004
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		$ 4,350		$ 4,342
Less current portion		1		2
Non-current portion		$ 4,310		4,298
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Effective interest rate | Parent [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.69%
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Effective interest rate | Parent [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.55%
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Effective interest rate | Parent [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.17%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Effective interest rate | Parent [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.35%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Effective interest rate | Parent [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.84%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		3.80%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Effective interest rate | Parent [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		6.89%
Burrard Landing Lot 2 Holdings Partnership [Member] | Fixed interest rate | Other related parties [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.683%	4.14%		6.31%
Long-term debt at amortized cost [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	$ 4,311		4,300
Less current portion	[1]	1		2
Non-current portion	[1]	4,310		4,298
Long-term debt at amortized cost [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	4,261		4,258
Long-term debt at amortized cost [Member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	1,248		1,247
Long-term debt at amortized cost [Member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	499		498
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	299		298
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	498		498
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	298		298
Long-term debt at amortized cost [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	1,419		1,419
Long-term debt at amortized cost [Member] | Freedom Mobile - other [Member] | Other related parties [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]			2
Long-term debt at amortized cost [Member] | Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	50		40
Adjustment for Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	39		42
Non-current portion	[1]	39		42
Adjustment for Finance Costs [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	39		42
Adjustment for Finance Costs [Member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	2		3
Adjustment for Finance Costs [Member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	1		2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	1		2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	2		2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	2		2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	31		31
Long-term Debt Repayable at Maturity [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		4,350		4,342
Less current portion		1		2
Non-current portion		4,349		4,340
Long-term Debt Repayable at Maturity [member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		4,300		4,300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		1,250		1,250
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		500		500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		300		300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		500		500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		300		300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		1,450		1,450
Long-term Debt Repayable at Maturity [member] | Freedom Mobile - other [Member] | Other related parties [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt				2
Long-term Debt Repayable at Maturity [member] | Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		$ 50		$ 40

[1]	Long-term debt is presented net of unamortized discounts and finance costs.